INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of United States and Foreign Income (Loss) Before Income Taxes

United States and foreign income (loss) before income taxes were as follows:

	Years Ended December 31,
	2024	2023	2022
	(in thousands)
United States	$643	$16,378	$(3,454)
Foreign	(4,328)	(3,533)	515
Elimination of Intercompany Dividend Income	—	(15,422)	—
	$(3,685)	$(2,577)	$(2,939)

Schedule of Components of the Expense for Income Taxes

The components of the income tax expense are summarized as follows:

	Years Ended December 31,
	2024	2023	2022
	(in thousands)
Current
Federal	$—	$—	$—
State	—	—	—
Foreign	529	999	928
Total current income tax expense	$529	$999	$928
Deferred
Federal	—	—	—
State	—	—	—
Foreign	154	275	1,135
Total deferred tax expense	$154	$275	$1,135
Total income tax expense	$683	$1,274	$2,063

Summary of Unrecognized Tax Benefits

A summary of the Company’s unrecognized tax benefits is as follows:

	Years Ended December 31,
	2024	2023	2022
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB’s)	$3,244	$3,244	$3,244
Tax credit expiration	—	—	—
Ending balance—UTB	3,244	3,244	3,244
UTB’s as a credit in deferred taxes	(2,347)	(2,347)	(2,347)
Federal benefit of state taxes	(356)	(356)	(356)
UTB’s that would impact the effective tax rate	$541	$541	$541

Summary of the Components of Net Deferred Tax Assets

A summary of the components of net deferred tax assets is as follows:

	December 31,	December 31,
	2024	2023
	(in thousands)
Deferred Tax Assets
Allowance and reserves	$1,980	$2,064
Net operating loss carryforward	164,343	167,030
Tax credit carryforwards	5,006	5,541
Property, plant and equipment	217	261
Accrued warranties	13	13
Other	12,938	13,059
Total deferred tax assets	184,497	187,968
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(136)	(83)
Prepaid expense	(41)	(43)
Total deferred tax liabilities	(177)	(126)
Total net deferred tax assets	184,320	187,842
Less: Valuation allowance	(183,941)	(187,291)
Total net deferred tax assets	$379	$551

Schedule of Reconciliation of Effective Income Tax Amount and the Federal Statutory Amount

The difference between the Company’s effective income tax amount and the federal statutory amount are reconciled below:

	Years Ended December 31,
	2024	2023	2022
	(in thousands)
Federal tax (benefit) at statutory rate	$(774)	$(541)	$(617)
Stock compensation expense	25	62	127
Effect of differences in foreign tax rates	612	925	1,117
Effect of elimination of dividend distribution	—	3,239	—
Tax loss expiration	2,934	—	—
ASC 740-10 reserve	21	21	21
Change in deferred tax valuation allowance	(2,203)	(2,369)	1,394
Other	68	(63)	21
Total Tax Expense	$683	$1,274	$2,063